Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year

2012
Net sales	$152,925	173,863	169,449	192,166	688,403
Net earnings	5,207	10,202	13,791	17,679	46,879
Basic earnings per share:
Net earnings	0.20	0.38	0.52	0.66	1.76
Diluted earnings per share:
Net earnings	0.19	0.38	0.51	0.65	1.73
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32